N-4	Dec. 30, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	Jefferson National Life of New York Annuity Account 1
Entity Central Index Key	0001618629
Entity Investment Company Type	N-4
Document Period End Date	Dec. 30, 2022
Amendment Flag	false
Monument Advisor NY | BlackRockVariableSeriesFundsIncBlackRockLargeCapGrowthEquityVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Growth Equity V.I. Fund: Class III
Monument Advisor Select NY | BlackRockVariableSeriesFundsIncBlackRockLargeCapGrowthEquityVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Growth Equity V.I. Fund: Class III